PROPERTY AND EQUIPMENT, NET	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

	As at
	December 31,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Electronic equipment	5,123,149	5,545,846	827,973
Office equipment and fixtures	15,462	15,680	2,341
Data center machinery and equipment	144,328	269,082	40,173
Building	15,768	160,857	24,015
Construction in progress	147,817	3,667	547
	5,446,524	5,995,132	895,049
Less: accumulated depreciation	(3,082,421)	(3,545,473)	(529,325)
Property and equipment, net	2,364,103	2,449,659	365,724

Depreciation expense of the property and equipment for the six months ended June 30, 2021 and 2022 were RMB361,901 and RMB492,579 (US$73,541), respectively.

7.	PROPERTY AND EQUIPMENT, NET

	As at
	December 31, 2021	September 30, 2022	September 30, 2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Electronic equipment	5,123,149	5,652,799	794,658
Office equipment and fixtures	15,462	15,633	2,198
Data center machinery and equipment	144,328	269,082	37,827
Building	15,768	161,007	22,634
Construction in progress	147,817	3,691	518
	5,446,524	6,102,212	857,835
Less: accumulated depreciation	(3,082,421)	(3,751,541)	(527,383)
Property and equipment, net	2,364,103	2,350,671	330,452

Depreciation expense of the property and equipment for the nine months ended September 30, 2021 and 2022 were RMB558,546 and RMB742,632 (US$104,398), respectively.